Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	Note	€m	€m	€m
Profit for the year		249.8	181.0	225.1
Taxation		71.2	55.7	70.4
Net financing costs		54.4	106.0	63.7
Depreciation and amortization		88.6	71.6	67.6
Acquisition purchase price adjustments		—	8.4	—
Exceptional items	7	48.7	45.3	20.6
Other add-backs		11.7	18.7	19.4
Adjusted EBITDA		524.4	486.7	466.8

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
United Kingdom	806.2	758.3	747.3
Italy	408.5	417.9	426.3
Germany	385.4	396.3	393.2
France	192.4	188.6	203.8
Sweden	149.4	148.1	158.7
Norway	126.6	121.7	115.6
Croatia (1)	122.7	16.1	—
Austria	122.0	129.3	127.9
Serbia (1)	108.2	13.6	—
Switzerland (2)	80.1	74.4	—
Spain	78.6	75.1	82.6
Rest of Europe	359.6	267.2	260.5
Total external revenue by geography	2,939.7	2,606.6	2,515.9
(1) Sales included from acquisition date of September 30, 2021.
(2) Sales included from acquisition date of December 31, 2020.

Non-current assets by geography

	December 31, 2022	December 31, 2021
	€m	€m
United Kingdom	140.1	139.6
Germany	139.0	140.0
Italy	63.4	64.8
Serbia	50.3	48.5
Croatia	41.8	38.5
Ireland	35.4	34.3
Norway	28.6	31.0
Sweden	22.1	29.8
Rest of Europe	70.4	72.3
Total non-current assets by geography	591.1	598.8